Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
Classification	September 30, 2021	December 31, 2020
Buildings and improvements	$241,225	$42,601
Equipment and machinery	69,011	173,792
Trucks and other vehicles	365,552	213,850
Total	675,788	430,243
Less: Accumulated depreciation	(113,553)	(31,740)
Property and equipment, net	$562,235	$398,503

Classification	December 31, 2020	December 31, 2019
Buildings and improvements	$47,939	$5,338
Equipment and machinery	3,127,158	3,019,638
Tractors	2,578,296	2,694,888
Trucks and other vehicles	1,363,156	1,138,304
Total	7,116,549	6,858,168
Less: Accumulated depreciation	(4,792,202)	(3,676,347)
Property and equipment, net	$2,324,347	$3,181,821